Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Additions		$ 219,241	$ 219,241	$ 111,451
Disposals
Ending Costs		13,536,440	13,536,440	13,317,199
Accumulated Amortization		(11,289,469)	(11,289,469)	(11,227,812)
Accumulated Impairment		(1,460,910)	(1,460,910)	(1,460,910)
Net Book Value	$ 898,052	$ 786,061	$ 786,061	628,477
Patents [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period	15 years	15 years	15 years
Costs as of January 1, 2024	$ 7,551,468
Additions	130,991	$ 219,241	$ 219,241	111,451
Disposals
Ending Costs	7,682,459	7,506,485	7,506,485	7,332,227
Accumulated Amortization	(6,784,407)	(6,765,407)	(6,765,407)	(6,703,750)
Accumulated Impairment
Net Book Value	$ 898,052	$ 786,061	$ 786,061	$ 628,477
Patents [Member] | Minimum [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years	5 years	5 years
Patents [Member] | Maximum [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		15 years	15 years	15 years
IPR&D [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years	5 years	5 years
Additions
Disposals
Ending Costs		5,015,694	5,015,694	5,015,694
Accumulated Amortization		(3,554,784)	(3,554,784)	(3,554,784)
Accumulated Impairment		(1,460,910)	(1,460,910)	(1,460,910)
Net Book Value
Other intellectual assets [Member]
Schedule of Intangible Assets [Line Items]
Amortization Period		5 years	5 years	5 years
Additions
Disposals
Ending Costs		969,278	969,278	969,278
Accumulated Amortization		(969,278)	(969,278)	(969,278)
Accumulated Impairment
Net Book Value